Notes to the Consolidated Statements of Operations	3 Months Ended
Mar. 31, 2025
Notes to the Consolidated Statements of Operations
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Belgium
GSK	8,895	306
Switzerland
CRISPR	3,478	586
Total	12,373	893

During the three months ended March 31, 2025, the Company recognized revenues from:

	over-time		at point-in-time
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	7,692	207	—	—
ii) research and development services considered distinct within the agreements	2,741	680	—	—
iii) delivery of products	—	—	1,940	6
Total	10,433	887	1,940	6

On June 29, 2024, CureVac and Glaxosmithkline Biologicals SA (GSK) entered into a new Licensing Agreement (2024 GSK Agreement) to amend and restate their existing collaboration agreements (CLA1 and CLA2). Under the agreement, CureVac granted GSK a worldwide, non-transferable, royalty-free, sublicensable, exclusive license to use the CureVac licensed intellectual property (IP) for the development and manufacture of the GSK products, as well as a worldwide, royalty-bearing, sublicensable exclusive license to use the CureVac licensed IP for the commercialization of the GSK products. CureVac identified one performance obligation in granting of licenses, whereas the licenses are accounted for as a right to use CureVac’s IP, and one in activities related to the transition and wind down of the GSK program. The new Licensing Agreement replaces all previous financial considerations from the prior collaboration agreements between CureVac and GSK. In the three months ended March 31, 2025, revenue consisted of EUR 306k recognized under the 2024 GSK Agreement.

Prior to the 2024 GSK Agreement, CureVac entered into two collaborations with GSK, CLA1 and CLA2, wherein GSK and CureVac have developed mRNA vaccine candidates for infectious diseases including seasonal influenza, COVID-19 and avian influenza. Under the previous CLA1 and CLA2 agreements, CureVac recognized revenue over time for the combined performance obligation where CureVac grants its customer a license which was bundled with research and development services relating to the technology. The group accounted for this as a single obligation overtime. The upfront payment, attributable to the IP license, was recognized straight-line from the effective date of the collaboration agreement through to the agreed estimated submission date for authority approval. The second performance obligation, only applicable to CLA 1, consisted of research and development project work which was recognized over time. In the three months ended March 31, 2024, revenue consisted of EUR 8,895k recognized under both collaboration agreements with GSK.

The Group has received upfront and milestone payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and		Revenue recognized from
		milestone payments included		upfront and milestone payments
		in contract		for three months ended
	Upfront and milestone	liabilities at		March 31,
Customer	payments	December 31, 2024	March 31, 2025	2024	2025

	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	EUR 645,000	—	—	6,154	—
CRISPR	USD 8,500k (EUR 7,626)*	—	—	1,538	207
Total		—	—	7,692	207

*	Translated at the currency exchange rate prevailing on the transaction date.

Contract balances:

	December 31,	March 31,
	2024	2025
	EUR k	EUR k
Trade receivables	14,077	1,870
Contract assets	2,764	2,092

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Personnel	(12,395)	(63)
Materials	(5,369)	(549)
Third-party services	(21,366)	(263)
Maintenance and lease	(1,198)	—
Amortization and depreciation	(1,028)	—
Other	(333)	—
Total	(41,690)	(875)

For the three months ended March 31, 2025, cost of sales decreased significantly in comparison to the corresponding period in 2024. This change was primarily attributable to the changed corporate strategy (associated with the 2024 GSK Agreement), resulting to a change in the activities of the Group towards R&D. Accordingly, the costs of the manufacturing organization subsequent to this change are recognized as R&D expenses rather than cost of sales. Third-party services for the three months period ended March 31, 2024, included the increase of a CMO (contract manufacturing organization) provision (refer to Note 6 for further information).

3.3 Research and development expenses

R&D expenses consist of the following:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Materials	(5,561)	(1,863)
Personnel	(9,058)	(18,122)
Amortization and depreciation	(1,840)	(2,647)
Patents and fees to register/protect a legal right	(4,459)	(5,767)
Third-party services	(4,684)	(6,155)
Maintenance and lease	(2,021)	(2,466)
Other	(201)	(574)
Total	(27,825)	(37,593)

During the three months ended March 31, 2025, research and development expenses increased in comparison to the same period of 2024. As described above, the costs of the Company’s manufacturing organization are recognized as R&D expenses rather than cost of sales following the change in strategy. Consequently, personnel costs, among other costs categories, increased compared to the same period of 2024. In addition, research and development expenses increased in comparison to the same period of 2024 due to increased expenses related to the IP litigations.

3.4 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended March 31,
	2024	2025
	EUR k	EUR k
Personnel	(6,171)	(5,267)
Maintenance and lease	(1,044)	(1,360)
Third-party services	(7,619)	(5,819)
Legal and other professional services	(1,501)	(1,575)
Amortization and depreciation	(2,231)	(2,179)
Other	(553)	(208)
Total	(19,119)	(16,409)

During the three months ended March 31, 2025, general and administrative expenses decreased in comparison to the same period of 2024 due to decreased personnel expenses related to the implemented workforce reduction as part of the strategic restructuring in 2024.